INCOME TAXES - Origin of the Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,554	$ 8,147
Deferred tax liabilities	(2,666)	(2,369)
Deferred tax assets (liabilities)	5,888	5,778
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(532)	(472)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(3,585)	(3,926)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	98	233
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	31	(717)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	(377)	(334)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	430	830
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	355	500
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	9,340	9,530
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities)	128	134
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,376	11,950
Deferred tax liabilities	(5,488)	(6,172)
Before Offset Amount | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	15
Deferred tax liabilities	(553)	(487)
Before Offset Amount | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	172	150
Deferred tax liabilities	(3,757)	(4,076)
Before Offset Amount | Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	214	273
Deferred tax liabilities	(116)	(40)
Before Offset Amount | Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	47	82
Deferred tax liabilities	(16)	(799)
Before Offset Amount | Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	161	152
Deferred tax liabilities	(538)	(486)
Before Offset Amount | Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	819	1,083
Deferred tax liabilities	(389)	(253)
Before Offset Amount | Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	474	531
Deferred tax liabilities	(119)	(31)
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,340	9,530
Deferred tax liabilities	0	0
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	128	134
Deferred tax liabilities	$ 0	$ 0